Fair Value Measurement (Details) - Schedule of fair value measurements are estimated utilizing Level 3 inputs - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Fair Value Measurements Are Estimated Utilizing Level3 Inputs Abstract
Fair value at the beginning of the period	$ 38,341,000	$ 55,919,000
Acquisitions	3,009,000	0
Revaluation of Contingent considerations and other adjustment	(21,408,000)	(14,824,000)
Settlements of Contingent considerations	(1,339,000)	(2,754,000)
Fair value at the end of the period	$ 18,603,000	$ 38,341,000